Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies

Note N: Commitments and Contingencies

Legal and Administrative Proceedings.    The Corporation is engaged in certain legal and administrative proceedings incidental to its normal business activities. In the opinion of management and counsel, based upon currently-available facts, it is remote that the ultimate outcome of any litigation and other proceedings, including those pertaining to environmental matters (see Note A), relating to the Corporation and its subsidiaries, will have a material adverse effect on the overall results of the Corporation’s operations, its cash flows or its financial position.

Asset Retirement Obligations.    The Corporation incurs reclamation costs as part of its mining process. Estimated future reclamation obligations are discounted to their present value and accreted to their projected future obligations via charges to operating expenses. Additionally, the fixed assets recorded concurrently with the liabilities are depreciated over the period until reclamation activities are expected to occur. Total accretion and depreciation expenses for 2013, 2012 and 2011 were $3,793,000, $3,743,000 and $3,892,000, respectively, and are included in other operating income and expenses, net, in the consolidated statements of earnings.

Projected estimated reclamation obligations should include a market risk premium representing the amount an external party would charge for bearing the uncertainty of guaranteeing a fixed price today for performance in the future. However, due to the average remaining quarry life exceeding 60 years at normalized production rates and the nature of quarry reclamation work, the Corporation believes that it is impractical for external parties to agree to a fixed price today. Therefore, a market risk premium has not been included in the estimated reclamation obligation.

The following shows the changes in the asset retirement obligations:

     years ended December 31:

(add 000)	2013	2012
Balance at beginning of year	$46,173	$43,233
Accretion expense	2,777	2,712
Liabilities incurred	2,240	204
Liabilities settled	--	(126)
Revisions in estimated cash flows	(2,463)	150
Balance at end of year	$48,727	$46,173

Other Environmental Matters.    The Corporation’s operations are subject to and affected by federal, state and local laws and regulations relating to the environment, health and safety and other regulatory matters. Certain of the Corporation’s operations may, from time to time, involve the use of substances that are classified as toxic or hazardous within the meaning of these laws and regulations. Environmental operating permits are, or may be, required for certain of the Corporation’s operations, and such permits are subject to modification, renewal and revocation. The Corporation regularly monitors and reviews its operations, procedures and policies for compliance with these laws and regulations. Despite these compliance efforts, risk of environmental remediation liability is inherent in the operation of the Corporation’s businesses, as it is with other companies engaged in similar businesses. The Corporation has no material provisions for environmental remediation liabilities and does not believe such liabilities will have a material adverse effect on the Corporation in the future.

The United States Environmental Protection Agency (“EPA”) includes the lime industry as a national enforcement priority under the federal Clean Air Act (“CAA”). As part of the industry-wide effort, the EPA issued Notices of Violation/Findings of Violation (“NOVs”) to the Corporation in 2010 and 2011 regarding its compliance with the CAA New Source Review (“NSR”) program at its Specialty Products dolomitic lime manufacturing plant in Woodville, Ohio. The Corporation has been providing information to the EPA in response to these NOVs and has had several meetings with the EPA. The Corporation believes it is in substantial compliance with the NSR program. At this time, the Corporation cannot reasonably estimate what likely penalties or upgrades to equipment might ultimately be required. The Corporation believes that any costs related to any required upgrades to capital equipment will be spread over time and will not have a material adverse effect on the Corporation’s results of operations or its financial condition, but can give no assurance that the ultimate resolution of this matter will not have a material adverse effect on the financial condition or results of operations of the Specialty Products segment.

Insurance Reserves.    The Corporation has insurance coverage for workers’ compensation, automobile liability, marine liability and general liability claims. The Corporation is also self-insured for health claims. At December 31, 2013 and 2012, reserves of $25,529,000 and $21,773,000, respectively, were recorded for all such insurance claims. The Corporation carries various risk deductible workers’ compensation policies related to its workers’ compensation liabilities. The Corporation records the workers’ compensation reserves based on an actuarial-determined analysis. This analysis calculates development factors, which are applied to total reserves within the workers’ compensation program. While the Corporation believes the assumptions used to calculate these liabilities are appropriate, significant difference in actual experience and/or significant changes in these assumptions may materially affect workers’ compensation costs.

Letters of Credit.    In the normal course of business, the Corporation provides certain third parties with standby letter of credit agreements guaranteeing its payment for certain insurance claims, utilities and property improvements. At December 31, 2013, the Corporation was contingently liable for $16,424,000 in letters of credit, of which $2,507,000 were issued under the Corporation’s Revolving Facility. Certain of these underlying obligations are accrued on the Corporation’s consolidated balance sheet.

Surety Bonds.    In the normal course of business, at December 31, 2013, the Corporation was contingently liable for $322,946,000 in surety bonds required by certain states and municipalities and their related agencies. The bonds are principally for certain insurance claims, construction contracts, reclamation obligations and mining permits guaranteeing the Corporation’s own performance. Certain of these underlying obligations, including those for asset retirement requirements and insurance claims, are accrued on the Corporation’s consolidated balance sheet. Five of these bonds total $72,673,000, or 23% of all outstanding surety bonds. The Corporation has indemnified the underwriting insurance company, Safeco Corporation, a subsidiary of Liberty Mutual Group, against any exposure under the surety bonds. In the Corporation’s past experience, no material claims have been made against these financial instruments.

Borrowing Arrangements with Affiliate.    The Corporation is a co-borrower with an unconsolidated affiliate for a $24,000,000 revolving line of credit agreement with Fifth Third Bank. The line of credit expires in August 2015. The affiliate has agreed to reimburse and indemnify the Corporation for any payments and expenses the Corporation may incur from this agreement. The Corporation holds a lien on the affiliate’s membership interest in a joint venture as collateral for payment under the revolving line of credit.

In 2013, the Corporation loaned $3,402,000 to this unconsolidated affiliate to repay in full the outstanding balance of the affiliate’s loan with Bank of America, N.A. and entered into a loan agreement with the affiliate for monthly repayment of principal and interest of that loan amount through May 2016. The Corporation holds a lien on the affiliate’s property as collateral for payment under the loan and security agreement. As of December 31, 2013, the amount due from the affiliate related to this loan was $2,984,000.

Prior to 2013, the Corporation loaned the unconsolidated affiliate a total of $6,000,000 as an interest-only note.

Purchase Commitments.    The Corporation had purchase commitments for property, plant and equipment of $34,135,000 as of December 31, 2013. The Corporation also had other purchase obligations related to energy and service contracts of $37,309,000 as of December 31, 2013. The Corporation’s contractual purchase commitments as of December 31, 2013 are as follows:

(add 000)
2014	$46,594
2015	2,985
2016	2,756
2017	2,756
2018	2,690
Thereafter	13,663
Total	$71,444

Capital expenditures in 2013, 2012 and 2011 that were purchase commitments as of the prior-year end were $15,839,000, $33,654,000 and $24,434,000, respectively.

Employees.    Approximately 15% of the Corporation’s employees are represented by a labor union. All such employees are hourly employees. The Corporation maintains collective bargaining agreements relating to the union employees within the Aggregates business and Specialty Products segment. Of the Specialty Products segment, located in Manistee, Michigan and Woodville, Ohio, 100% of its hourly employees are represented by labor unions. The Woodville collective bargaining agreement expires in June 2014. Management does not anticipate any difficulties in renewing the Woodville labor contract.